Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of the year	$ 24	$ 98	$ 39
Provision for (reversal of) credit losses, net	(2)	(67)	76
Written off		(7)	(17)
Allowance for credit losses	$ 22	$ 24	$ 98